Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement of comprehensive income [abstract]
Profit after taxation from Continuing and Discontinued operations	$ 13,451	$ 8,736	$ 9,185
Hedges:
Gains/(losses) taken to equity	863	(315)	(327)
(Gains)/losses transferred to the income statement	(837)	297	299
Exchange fluctuations on translation of foreign operations taken to equity	5	1	1
Exchange fluctuations on translation of foreign operations transferred to income statement			(6)
Tax recognised within other comprehensive income	(8)	5	8
Total items that may be reclassified subsequently to the income statement	23	(12)	(25)
Items that will not be reclassified to the income statement:
Re-measurement gains/(losses) on pension and medical schemes	58	(81)	(20)
Equity investments held at fair value	(2)	(2)	1
Tax recognised within other comprehensive income	(20)	26	19
Total items that will not be reclassified to the income statement	36	(57)
Total other comprehensive income/(loss)	59	(69)	(25)
Total comprehensive income	13,510	8,667	9,160
Attributable to non-controlling interests	2,158	769	878
Attributable to BHP shareholders	$ 11,352	$ 7,898	$ 8,282